Employee Benefits - Fair Value Hierarchy of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 602,408
U.S Plans [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	602,408	$ 532,381	$ 581,917
U.S Plans [Member] | Pension Plan [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,431	3,490
U.S Plans [Member] | Pension Plan [Member] | Receivables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,347	1,465
U.S Plans [Member] | Pension Plan [Member] | Level 1 [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Level 2 [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,431	3,490
U.S Plans [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S Plans [Member] | Pension Plan [Member] | Level 3 [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Government & Government Agency Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,427	17,827
U.S Plans [Member] | Pension Plan [Member] | Government & Government Agency Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Government & Government Agency Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,427	17,827
U.S Plans [Member] | Pension Plan [Member] | Government & Government Agency Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Corporate Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	112,137	96,566
U.S Plans [Member] | Pension Plan [Member] | Corporate Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Corporate Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	112,137	96,566
U.S Plans [Member] | Pension Plan [Member] | Corporate Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Municipal Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,460	8,138
U.S Plans [Member] | Pension Plan [Member] | Municipal Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Municipal Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,460	8,138
U.S Plans [Member] | Pension Plan [Member] | Municipal Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80,400	133,100
U.S Plans [Member] | Pension Plan [Member] | Pooled Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456,606	404,895
U.S Plans [Member] | Pension Plan [Member] | Pooled Funds [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Pooled Funds [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Pooled Funds [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Fair Value Of Plan Assets Before Receivables [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	601,061	530,916
U.S Plans [Member] | Pension Plan [Member] | Fair Value Of Plan Assets Before Receivables [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S Plans [Member] | Pension Plan [Member] | Fair Value Of Plan Assets Before Receivables [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144,455	126,021
U.S Plans [Member] | Pension Plan [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	376,000	271,800
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,005,283	896,782	$ 929,810
Non-U.S. Plans [Member] | Pension Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,921	25,386
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	275,937	290,496
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,921	25,386
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	615,151	511,269
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114,195	95,017
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84,013	69,104
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Large Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84,542	47,269
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Large Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,926	35,929
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Large Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,616	11,340
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Large Cap [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Large Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,720	39,222
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Large Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,720	30,841
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Large Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	8,381
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Large Cap [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Mid Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	956	905
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Mid Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	956	905
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Mid Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Mid Cap [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Small Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	738	628
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Small Cap [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	738	628
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Small Cap [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Small Cap [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,374
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		22,608
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,374
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		22,608
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Emerging Markets [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Treasuries/Government Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	131
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Treasuries/Government Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	131
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Treasuries/Government Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | U.S. Treasuries/Government Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | U S Corporate Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,013	29,682
Non-U.S. Plans [Member] | Pension Plan [Member] | U S Corporate Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | U S Corporate Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,013	29,682
Non-U.S. Plans [Member] | Pension Plan [Member] | U S Corporate Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Treasuries/Government Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	117,890	142,761
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Treasuries/Government Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	117,890	137,267
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Treasuries/Government Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	5,494
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Treasuries/Government Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Corporate Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	183,354	116,734
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Corporate Bonds [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,320	30,893
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Corporate Bonds [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150,034	85,841
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Corporate Bonds [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Other Fixed Income [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,553	2,324
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Other Fixed Income [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,553	2,324
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Other Fixed Income [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Other Fixed Income [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Asset-Backed Securities [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,654	32,587
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Asset-Backed Securities [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Asset-Backed Securities [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,654	32,587
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Asset-Backed Securities [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	152,291	153,201
Non-U.S. Plans [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	152,025	152,947
Non-U.S. Plans [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	266	254
Non-U.S. Plans [Member] | Pension Plan [Member] | Derivative [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65,016	54,512
Non-U.S. Plans [Member] | Pension Plan [Member] | Derivative [Member] | Level 1 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Derivative [Member] | Level 2 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65,016	54,512
Non-U.S. Plans [Member] | Pension Plan [Member] | Derivative [Member] | Level 3 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Other [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,513	28,287
Non-U.S. Plans [Member] | Pension Plan [Member] | Other [Member] | Level 1 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Other [Member] | Level 2 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,330	2,374
Non-U.S. Plans [Member] | Pension Plan [Member] | Other [Member] | Level 3 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,183	25,913
Non-U.S. Plans [Member] | Pension Plan [Member] | Absolute Return Funds [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157,894	131,695
Non-U.S. Plans [Member] | Pension Plan [Member] | Absolute Return Funds [Member] | Level 1 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,431	3,584
Non-U.S. Plans [Member] | Pension Plan [Member] | Absolute Return Funds [Member] | Level 2 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	154,463	128,111
Non-U.S. Plans [Member] | Pension Plan [Member] | Absolute Return Funds [Member] | Level 3 [Member] | Alternative Type of Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Real Estate [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83,746	68,850
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Real Estate [Member] | Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Real Estate [Member] | Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. Plans [Member] | Pension Plan [Member] | Non-U.S. Real Estate [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 83,746	$ 68,850